Finance Lease Receivables - Schedule of Finance Lease Receivable (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Net financial receivables:
Minimum lease payments receivable	$ 42,526
Unearned income	(12,204)
Net finance lease receivables	30,322
Current	12,518
Noncurrent	17,804
Net finance lease receivables	$ 30,222